CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	$ 13,906,199	$ 8,250,305
Cash flows from financing activities:
Cash, cash equivalents and restricted cash beginning of year	24,690
Cash and cash equivalents end of year	549,040	24,690
Reservoir Holdings Inc And Subsidiaries
Net income	10,335,634	10,010,767
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	13,906,199	8,250,305
Depreciation of property, plant and equipment	222,405	172,892
Share-based compensation	102,700	90,944
Gain on retirement of RMM Issuer debt		(10,644,084)
Non-cash interest charges	795,212	674,331
(Gain) loss on fair value of derivative instruments	(2,988,322)	5,555,703
Share of earnings of equity affiliates, net of tax	7,089	(4,407)
Deferred income tax	2,080,622	3,651,234
Changes in operating assets and liabilities:
Accounts receivable	6,068,178	532,805
Inventory and prepaid expenses	975,350	203,929
Royalty advances	1,318,641	6,912,500
Other assets	138,706	(103,595)
Accounts payable and accrued expenses	213,335	(1,684,961)
Income tax payable	236,383	182,911
Net cash provided by operating activities	16,246,946	11,881,542
Cash flows from investing activities:
Purchases of music catalogs	119,966,806	106,841,628
Business combination and investment in equity affiliate	13,366	380,417
Increase (decrease) in deferred music composition acquisition costs	(86,483)	(54,386)
Purchase of property, plant and equipment	(79,901)	(529,950)
Net cash used for investing activities	(120,146,556)	(107,806,381)
Cash flows from financing activities:
Common stock dividend paid		(16,875,000)
Issuance of preferred shares, net of issuance costs		81,632,500
Issuance of common shares, net of issuance costs	7,973,009	14,957,500
Repayment of secured notes		(1,625,000)
Proceeds from secured line of credit	40,600,000	20,000,000
Repayment of secured line of credit		(7,076,870)
Proceeds from secured loans		(236,490,849)
Repayments of secured loans	(1,000,000)	(178,247,825)
Deferred financing costs paid	(648,769)	(2,149,017)
Repayments of related party loans		(77,496)
Draw on related party loans	295,843
Net cash provided by financing activities	47,220,083	147,029,641
Foreign exchange impact on cash	7,649,324	(1,981,753)
(Decrease) increase in cash, cash equivalents and restricted cash	(49,030,203)	49,123,049
Cash, cash equivalents and restricted cash beginning of year	58,240,123	9,117,074
Cash and cash equivalents end of year	$ 9,209,920	$ 58,240,123